(LOSSES) EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
(LOSSES) EARNINGS PER SHARE
Schedule of computation of basic and diluted losses per share

	Six Months Ended June 30,
	2022	2023
Net (loss) income attributable to ordinary shareholders — basic	(980)	2,005
Eliminate the dilutive effect of interest expense of convertible senior notes	—	59
Net (loss) income attributable to ordinary shareholders — diluted	(980)	2,064
Weighted average ordinary shares outstanding — basic	3,113,771,581	3,180,817,047
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	—	47,838,781
Dilutive effect of convertible senior notes	—	120,601,000
Weighted average ordinary shares outstanding — diluted	3,113,771,581	3,349,256,828
Basic (losses) earnings per share	(0.31)	0.63
Diluted (losses) earnings per share	(0.31)	0.62

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	As of
	June 30,	June 30,
	2022	2023
Outstanding employee options and nonvested restricted stocks	85,120,720	28,625,350
Shares of convertible senior notes	228,239,310	—
Total	313,360,030	28,625,350